UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2018        (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited) January 31, 2018

	Shares	Value
Common Stocks - 94.8%
Consumer Discretionary - 13.8%
ANTA Sports Products, Ltd. (China)	446,108	$2,140,467
Coway Co., Ltd. (South Korea)	7,349	655,171
Feng TAY Enterprise Co., Ltd. (Taiwan)	295,600	1,399,626
Hankook Tire Co., Ltd. (South Korea)*	27,474	1,376,001
Hanon Systems (South Korea)	120,726	1,474,804
Maruti Suzuki India, Ltd. (India)	10,085	1,505,735
Mr Price Group, Ltd. (South Africa)	38,757	935,175
Naspers, Ltd., N Shares (South Africa)	20,126	5,731,792
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)	11,640	1,071,928
Nexteer Automotive Group, Ltd. (United States)	619,000	1,318,050
Sands China, Ltd. (Macau)	266,447	1,583,411
Shenzhou International Group Holdings, Ltd. (China)	237,000	2,446,454
Yum China Holdings, Inc. (China)	53,078	2,462,288
Total Consumer Discretionary		24,100,902
Consumer Staples - 7.4%
Ambev, S.A., ADR (Brazil)	190,072	1,305,795
Bid Corp., Ltd. (South Africa)	93,457	2,092,206
Gruma, SAB de CV, Class B (Mexico)	76,800	918,377
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	279,300	1,513,881
LG Household & Health Care, Ltd. (South Korea)	1,045	1,151,814
President Chain Store Corp. (Taiwan)	95,485	944,849
Uni-President Enterprises Corp. (Taiwan)	343,000	823,367
Wal-Mart de Mexico, SAB de CV (Mexico)	606,200	1,516,498
WH Group, Ltd. (Hong Kong)[1]	691,000	854,355
Wuliangye YibinCo. Ltd., Class A (China)	130,700	1,752,999
Total Consumer Staples		12,874,141
Energy - 4.5%
Bharat Petroleum Corp., Ltd. (India)	143,255	1,108,809
China Petroleum & Chemical Corp., ADR (China)[2]	32,574	2,829,052
LUKOIL PJSC, Sponsored ADR (Russia)	17,474	1,154,586
Novatek PJSC, Sponsored GDR (Russia)	20,370	2,714,499
Total Energy		7,806,946
Financials - 28.4%
AIA Group, Ltd. (Hong Kong)	214,800	1,834,715
Banco Bradesco, S.A., ADR (Brazil)	222,385	2,824,290
Banco de Chile, ADR (Chile)[2]	11,769	1,195,142
Bancolombia, S.A., Sponsored ADR (Colombia)	29,155	1,339,672
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	5,904,535	1,631,757

	Shares	Value
BB Seguridade Participacoes, S.A. (Brazil)	90,973	$888,315
BDO Unibank, Inc. (Philippines)	399,531	1,190,596
China Construction Bank Corp., Class H (China)	5,058,000	5,806,946
Credicorp, Ltd. (Peru)	10,920	2,529,400
Dongbu Insurance Co., Ltd. (South Korea)	18,506	1,253,533
FirstRand, Ltd. (South Africa)	428,724	2,404,887
Grupo Financiero Banorte, S.A.B de CV (Mexico)	373,900	2,394,664
Grupo Financiero Galicia, S.A., ADR (Argentina)	11,729	818,684
HDFC Bank, Ltd., ADR (India)	12,362	1,342,390
Housing Development Finance Corp., Ltd. (India)	95,905	2,946,870
Industrial & Commercial Bank of China, Ltd., Class H (China)	4,035,412	3,801,229
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	171,943	2,819,865
Kasikornbank PCL (Thailand)	232,400	1,712,789
PICC Property & Casualty Co., Ltd., Class H (China)	1,267,288	2,621,736
Sberbank of Russia PJSC, Sponsored ADR (Russia)	230,680	4,648,925
Shinhan Financial Group Co., Ltd. (South Korea)	21,935	1,088,984
The Siam Commercial Bank PCL (Thailand)	200,100	1,004,688
Turkiye Garanti Bankasi A.S. (Turkey)	449,550	1,466,475
Total Financials		49,566,552
Health Care - 1.5%
Odontoprev, S.A. (Brazil)	162,592	848,683
Osstem Implant Co., Ltd. (South Korea)*	12,100	655,728
Richter Gedeon Nyrt (Hungary)	40,137	1,031,546
Total Health Care		2,535,957
Industrials - 7.1%
Air China, Ltd., Class H (China)	736,000	1,072,966
The Bidvest Group, Ltd. (South Africa)	68,595	1,444,348
CCR, S.A. (Brazil)	284,709	1,400,311
Copa Holdings, S.A., Class A (Panama)	7,944	1,098,893
Doosan Bobcat, Inc. (South Korea)	52,815	1,827,123
Guangzhou Baiyun International Airport Co., Ltd., Class A (China)	374,060	1,003,920
Haitian International Holdings, Ltd. (China)	213,000	665,740
Hyundai Glovis Co., Ltd. (South Korea)*	6,109	799,204
KOC Holding A.S. (Turkey)	410,620	1,998,027
Shanghai International Airport Co., Ltd., Class A (China)	150,700	1,123,794
Total Industrials		12,434,326
Information Technology - 23.0%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,2	43,187	8,822,672

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.0% (continued)
Baidu, Inc., Sponsored ADR (China)*	22,086	$5,453,475
Delta Electronics, Inc. (Taiwan)	330,720	1,666,941
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (China)	37,600	237,987
Hon Hai Precision Industry Co., Ltd. (Taiwan)	1,094,280	3,449,835
NAVER Corp. (South Korea)	1,260	1,073,281
Samsung Electronics Co., Ltd. (South Korea)	3,371	7,879,134
SK Hynix, Inc. (South Korea)	31,886	2,188,808
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	823,632	7,197,972
Tencent Holdings, Ltd. (China)	35,200	2,079,878
Total Information Technology		40,049,983
Materials - 6.5%
Alrosa PJSC (Russia)	389,300	564,339
Grasim Industries, Ltd. (India)	34,291	623,723
Industrias Penoles, S.A.B de CV (Mexico)	29,950	694,047
Korea Zinc Co., Ltd. (South Korea)*	2,472	1,192,266
LG Chem, Ltd. (South Korea)	5,430	2,196,274
MMC Norilsk Nickel PJSC, ADR (Russia)	59,019	1,213,914
Mondi PLC (South Africa)	48,318	1,287,826
PhosAgro PJSC, GDR (Russia)	42,473	676,504
UPL, Ltd. (India)	62,063	732,802
Vale, S.A., Sponsored ADR (Brazil)	163,649	2,142,165
Total Materials		11,323,860
Real Estate - 0.5%
Emaar Malls PJSC (United Arab Emirates)	1,443,234	907,682
Telecommunication Services - 1.8%
Bharti Infratel, Ltd. (India)	423,647	2,337,068
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,754,947	820,970
Total Telecommunication Services		3,158,038
Utilities - 0.3%
Power Grid Corp. of India, Ltd. (India)	172,811	526,117
Total Common Stocks (Cost $118,074,153)		165,284,504
Participation Notes - 1.8%
Industrials - 1.1%
Shanghai International Airport Co., Ltd., 03/30/18 (UBS) (China)	263,900	1,965,791

	Shares	Value
Information Technology - 0.7%
Hangzhou Hikvision Digital Technology Co., Ltd., 03/19/18 (UBS) (China)	199,800	$1,264,621
Total Participation Notes (Cost $1,718,814)		3,230,412

	Principal Amount
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 0.9%[3]
Cantor Fitzgerald Securities, Inc., dated 01/31/18, due 02/01/18, 1.350% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 02/25/18 - 09/01/49, totaling $1,020,000)	$1,000,000	1,000,000
RBC Capital Markets LLC, dated 01/31/18, due 02/01/18, 1.340% total to be received $561,783 (collateralized by various U.S. Government Agency Obligations, 1.375% - 5.000%, 03/31/19 - 09/09/49, totaling $572,997)	561,762	561,762
Total Joint Repurchase Agreements		1,561,762

	Shares
Other Investment Companies - 2.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[4]	4,598,729	4,598,729
Total Short-Term Investments (Cost $6,160,491)		6,160,491
Total Investments - 100.1% (Cost $125,953,458)		174,675,407
Other Assets, less Liabilities - (0.1)%		(257,375)
Net Assets - 100.0%		$174,418,032

*	Non-income producing security.

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2018, the value of these securities amounted to $854,355 or 0.5% of net assets.
[2]	Some or all of these securities, amounting to $1,552,605 or 0.9% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR American Depositary Receipt
GDR Global Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2†	Level 3	Total
Investments in Securities
Common Stocks
Financials	$17,784,179	$31,782,373	—	$49,566,552
Information Technology	14,276,147	25,773,836	—	40,049,983
Consumer Discretionary	8,035,467	16,065,435	—	24,100,902
Consumer Staples	10,251,570	2,622,571	—	12,874,141
Industrials	3,164,944	9,269,382	—	12,434,326
Materials	2,836,212	8,487,648	—	11,323,860
Energy	3,937,861	3,869,085	—	7,806,946
Telecommunication Services	—	3,158,038	—	3,158,038
Health Care	1,880,229	655,728	—	2,535,957
Real Estate	907,682	—	—	907,682
Utilities	—	526,117	—	526,117
Participation Notes
Industrials	—	1,965,791	—	1,965,791
Information Technology	—	1,264,621	—	1,264,621
Short-Term Investments
Joint Repurchase Agreements	—	1,561,762	—	1,561,762
Other Investment Companies	4,598,729	—	—	4,598,729

Total Investments in Securities	$67,673,020	$107,002,387	—	$174,675,407

†	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio of Investments.)

As of January 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$6,847,227	—	—	$(6,847,227)

[1]	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Argentina	0.5
Brazil	7.3
Chile	0.7
China	29.8
Colombia	0.8
Hong Kong	1.6
Hungary	0.6
India	6.6
Indonesia	1.5
Macau	0.9
Mexico	3.3
Panama	0.6
Peru	1.5
Philippines	0.7
Russia	6.5
South Africa	8.2
South Korea	14.7
Taiwan	9.2
Thailand	1.6
Turkey	2.1
United Arab Emirates	0.5
United States	0.8

100.0

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited) January 31, 2018

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 29.4%
BorgWarner, Inc. (United States)	2,351	$132,267
Ctrip.com International, Ltd., ADR (China)*	33,251	1,555,482
Hermes International (France)	364	201,203
LVMH Moet Hennessy Louis Vuitton SE (France)	776	243,084
MakeMyTrip, Ltd. (India)*,1	14,451	442,201
Maruti Suzuki India, Ltd. (India)	8,582	1,281,331
Moncler SpA (Italy)	7,590	250,132
Mr Price Group, Ltd. (South Africa)	15,418	372,024
Naspers, Ltd., N Shares (South Africa)	10,888	3,100,852
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)	6,275	577,865
NIKE, Inc., Class B (United States)	5,530	377,257
The Priceline Group, Inc. (United States)*	167	319,312
Samsonite International, S.A. (United States)	372,900	1,615,988
Sands China, Ltd. (Macau)	597,600	3,551,348
Starbucks Corp. (United States)	22,288	1,266,181
TAL Education Group, ADR (China)	5,112	166,498
Tapestry, Inc. (United States)	4,355	204,859
Vipshop Holdings, Ltd., ADR (China)*	11,779	194,707
The Walt Disney Co. (United States)	1,449	157,463
Yum China Holdings, Inc. (China)	54,540	2,530,111
Yum! Brands, Inc. (United States)	9,724	822,553
Zee Entertainment Enterprises, Ltd. (India)	83,466	778,038
Total Consumer Discretionary		20,140,756
Consumer Staples - 10.1%
Gruma, SAB de CV, Class B (Mexico)	75,800	906,419
Kimberly-Clark de Mexico, SAB de CV, Class A (Mexico)	421,000	788,764
Kweichow Moutai Co., Ltd., Class A (China)	4,890	594,248
LG Household & Health Care, Ltd. (South Korea)	2,079	2,291,505
Unilever, N.V. (United Kingdom)	2,698	155,735
Wal-Mart de Mexico, SAB de CV (Mexico)	464,400	1,161,764
Wuliangye Yibin Co., Ltd., Class A (China)	78,342	1,050,753
Total Consumer Staples		6,949,188
Financials - 30.2%
AIA Group, Ltd. (Hong Kong)	263,800	2,253,249
Bank Mandiri Persero Tbk PT (Indonesia)	933,900	567,740
China Construction Bank Corp., Class H (China)	2,934,900	3,369,475
China Merchants Bank Co., Ltd., Class H (China)	244,000	1,191,288
Credicorp, Ltd. (Peru)	1,984	459,554
Grupo Financiero Banorte, S.A.B de CV (Mexico)	107,400	687,849

	Shares	Value
HDFC Bank, Ltd., ADR (India)	15,701	$1,704,972
Housing Development Finance Corp., Ltd. (India)	19,488	598,807
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,632,000	1,537,292
PICC Property & Casualty Co., Ltd., Class H (China)	1,126,000	2,329,443
Sberbank of Russia PJSC, Sponsored ADR (Russia)	187,021	3,769,059
Turkiye Garanti Bankasi A.S. (Turkey)	672,987	2,195,348
Total Financials		20,664,076
Health Care - 3.3%
Fresenius SE & Co. KGaA (Germany)	5,509	482,186
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	28,000	337,309
Novo Nordisk A/S, Class B (Denmark)	14,676	814,494
Richter Gedeon Nyrt (Hungary)	6,627	170,318
Yunnan Baiyao Group Co., Ltd., Class A (China)	27,657	444,538
Total Health Care		2,248,845
Industrials - 1.1%
Eicher Motors, Ltd. (India)	636	268,941
FANUC Corp. (Japan)	600	162,851
Havells India, Ltd. (India)	26,777	219,507
KOC Holding A.S. (Turkey)	22,890	111,380
Total Industrials		762,679
Information Technology - 18.7%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	16,944	3,461,490
Baidu, Inc., Sponsored ADR (China)*	15,877	3,920,349
Infineon Technologies AG (Germany)	55,426	1,613,805
Mastercard, Inc., Class A (United States)	2,233	377,377
NetEase, Inc., ADR (China)	328	105,012
QUALCOMM, Inc. (United States)	31,180	2,128,035
Tencent Holdings, Ltd. (China)	15,300	904,038
Vakrangee, Ltd. (India)	52,352	300,224
Total Information Technology		12,810,330
Materials - 1.7%
Asian Paints, Ltd. (India)	45,431	806,437

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.7% (continued)
Chr Hansen Holding A/S (Denmark)	4,386	$383,396
Total Materials		1,189,833
Telecommunication Services - 1.0%
Bharti Infratel, Ltd. (India)	118,280	652,497
Total Common Stocks (Cost $45,905,363)		65,418,204
Preferred Stocks - 1.4%
Financials - 1.4%
Banco Bradesco, S.A. (Brazil)	37,795	483,411
Itau Unibanco Holding, S.A. (Brazil)	28,317	464,484
Total Financials		947,895
Total Preferred Stocks (Cost $626,419)		947,895

	Principal Amount
Short-Term Investments - 3.0%
Joint Repurchase Agreements - 0.5%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/18, due 02/01/18, 1.350% total to be received $341,922 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 02/25/18 - 09/01/49, totaling $348,747)	$341,909	341,909

	Shares	Value
Other Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	1,703,513	$1,703,513
Total Short-Term Investments (Cost $2,045,422)		2,045,422
Total Investments - 99.9% (Cost $48,577,204)		68,411,521
Other Assets, less Liabilities - 0.1%		48,802
Net Assets - 100.0%		$68,460,323

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $329,746 or 0.5% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR American Depositary Receipt

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2†	Level 3	Total
Investments in Securities
Common Stocks
Financials	$2,852,375	$17,811,701	—	$20,664,076
Consumer Discretionary	10,362,744	9,778,012	—	20,140,756
Information Technology	10,292,487	2,517,843	—	12,810,330
Consumer Staples	6,199,205	749,983	—	6,949,188
Health Care	614,856	1,633,989	—	2,248,845
Materials	383,396	806,437	—	1,189,833
Industrials	—	762,679	—	762,679
Telecommunication Services	—	652,497	—	652,497
Preferred Stocks††	947,895	—	—	947,895
Short-Term Investments
Joint Repurchase Agreements	—	341,909	—	341,909
Other Investment Companies	1,703,513	—	—	1,703,513

Total Investments in Securities	$33,356,471	$35,055,050	—	$68,411,521

†	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio of Investments.)
††	All preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$2,715,295	—	—	$(2,715,295)

[1]	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Brazil	1.4
China	36.6
Denmark	1.8
France	0.7
Germany	3.2
Hong Kong	3.4
Hungary	0.3
India	10.6
Indonesia	0.9
Italy	0.4
Japan	0.2
Macau	5.3
Mexico	5.3
Peru	0.7
Russia	5.7
South Africa	5.2
South Korea	3.5
Turkey	3.5
United Kingdom	0.2
United States	11.1

100.0

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 30, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	March 30, 2018